Property, plant and equipment (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Property plant and equipment cost, beginning	$ 3,088,518,337	$ 2,743,803,660
Additions	178,251,198	339,326,957
Transfers		28,782,422
Disposals	(1,607,621)	(23,394,702)
Property plant and equipment cost, ending	3,265,161,914	3,088,518,337
Property plant and equipment depreciation, beginning	1,435,836,938	1,401,679,221
Depreciation	111,093,758	139,526,628
Disposals and (impairment reversal) / impairment, net	100,361,029	(105,368,911)
Property plant and equipment depreciation, ending	1,647,291,725	1,435,836,938
Property, plant and equipment	1,617,870,189	1,652,681,399
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment cost, beginning	423,074,017	275,929,775
Additions	3,518,873	147,145,200
Transfers	162,307	(958)
Disposals
Property plant and equipment cost, ending	426,755,197	423,074,017
Property plant and equipment depreciation, beginning	55,306,851	57,996,253
Depreciation	14,655,194	11,319,580
Disposals and (impairment reversal) / impairment, net	5,250,176	(14,008,982)
Property plant and equipment depreciation, ending	75,212,221	55,306,851
Property, plant and equipment	351,542,976	367,767,166
Electric Power Facilities [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment cost, beginning	1,875,373,262	1,721,798,317
Additions	63,364,414	153,448,719
Transfers	1,418,205	23,399,357
Disposals	(33,454)	(23,273,131)
Property plant and equipment cost, ending	1,940,122,427	1,875,373,262
Property plant and equipment depreciation, beginning	1,099,325,467	1,055,478,273
Depreciation	69,810,451	104,001,774
Disposals and (impairment reversal) / impairment, net	46,110,469	(60,154,580)
Property plant and equipment depreciation, ending	1,215,246,387	1,099,325,467
Property, plant and equipment	724,876,040	776,047,795
Wind Turbines [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment cost, beginning	463,170,506	462,736,790
Additions		438,537
Transfers		(4,821)
Disposals
Property plant and equipment cost, ending	463,170,506	463,170,506
Property plant and equipment depreciation, beginning	100,264,053	119,681,465
Depreciation	23,324,738	20,957,384
Disposals and (impairment reversal) / impairment, net	23,352,958	(40,374,796)
Property plant and equipment depreciation, ending	146,941,749	100,264,053
Property, plant and equipment	316,228,757	362,906,453
Gas Turbines [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment cost, beginning	50,922,411	50,922,411
Additions
Transfers
Disposals
Property plant and equipment cost, ending	50,922,411	50,922,411
Property plant and equipment depreciation, beginning	16,303,040	29,664,737
Depreciation
Disposals and (impairment reversal) / impairment, net	12,569,809	(13,361,697)
Property plant and equipment depreciation, ending	28,872,849	16,303,040
Property, plant and equipment	22,049,562	34,619,371
Construction In Progres [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment cost, beginning	190,466,582	151,507,789
Additions	93,981,012	33,639,949
Transfers	(1,593,687)	5,336,803
Disposals	(1,218,208)	(17,959)
Property plant and equipment cost, ending	281,635,699	190,466,582
Property plant and equipment depreciation, beginning	95,250,751	73,802,297
Depreciation
Disposals and (impairment reversal) / impairment, net	12,483,692	21,448,454
Property plant and equipment depreciation, ending	107,734,443	95,250,751
Property, plant and equipment	173,901,256	95,215,831
Other [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment cost, beginning	85,511,559	80,908,578
Additions	17,386,899	4,654,552
Transfers	13,175	52,041
Disposals	(355,959)	(103,612)
Property plant and equipment cost, ending	102,555,674	85,511,559
Property plant and equipment depreciation, beginning	69,386,776	65,056,196
Depreciation	3,303,375	3,247,890
Disposals and (impairment reversal) / impairment, net	593,925	1,082,690
Property plant and equipment depreciation, ending	73,284,076	69,386,776
Property, plant and equipment	$ 29,271,598	$ 16,124,783